Schedule of Investments

ARK Venture Fund

October 31, 2023 (Unaudited)

	Shares/ Principal/Units	Cost	Value

COMMON STOCKS IN PUBLIC COMPANIES – 28.4%

AEROSPACE & DEFENSE - 2.0%
Archer Aviation, Inc., Class A*	47,601	$263,709	$226,105
Rocket Lab USA, Inc.*	53,196	211,031	225,019
		474,740	451,124

AUTOMOBILES - 2.0%
Tesla, Inc.*	2,272	275,956	456,309

BIOTECHNOLOGY - 5.5%
Beam Therapeutics, Inc.*	10,118	326,611	213,894
CRISPR Therapeutics AG (Switzerland)*	6,733	314,502	262,116
Exact Sciences Corp.*	3,407	143,834	209,837
Ginkgo Bioworks Holdings, Inc.*	100,932	227,824	138,277
Intellia Therapeutics, Inc.*	5,593	228,403	140,105
Prime Medicine, Inc.*	30,516	469,380	198,049
Recursion Pharmaceuticals, Inc., Class A*	17,480	225,282	92,294
		1,935,836	1,254,572

CAPITAL MARKETS - 3.6%
Coinbase Global, Inc., Class A*	7,230	281,854	557,577
Robinhood Markets, Inc., Class A*	29,290	279,090	267,711
		560,944	825,288

ENTERTAINMENT - 2.3%
ROBLOX Corp., Class A*	8,428	254,854	268,095
Roku, Inc.*	4,539	212,546	270,388
		467,400	538,483

FINANCIAL SERVICES - 1.0%
Block, Inc.*	5,624	350,446	226,366

HEALTHCARE PRODUCTS - 0.2%
Quantum-SI, Inc.*	43,176	133,530	51,811

HOTELS, RESTAURANTS & LEISURE - 1.2%
DraftKings, Inc., Class A*	9,869	128,548	272,582

INTERACTIVE MEDIA & SERVICES - 1.1%
Pinterest, Inc., Class A*	8,857	238,281	264,647

IT SERVICES - 2.1%
Shopify, Inc., Class A (Canada)*	4,762	151,977	224,719
Twilio, Inc., Class A*	5,186	234,497	265,834
		386,474	490,553

LIFE SCIENCES TOOLS & SERVICES - 0.9%
10X Genomics, Inc., Class A*	6,202	225,482	218,807

Schedule of Investments (continued)

ARK Venture Fund

October 31, 2023 (Unaudited)

	Shares/ Principal/Units	Cost	Value
COMMON STOCKS IN PUBLIC COMPANIES (continued)

PHARMACEUTICALS - 1.0%
Moderna, Inc.*	2,884	$342,900	$219,069

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
Teradyne, Inc.	3,179	341,574	264,715

SOFTWARE - 4.3%
Palantir Technologies, Inc., Class A*	15,026	242,396	222,385
UiPath, Inc., Class A*	17,194	222,534	267,023
Unity Software, Inc.*	8,844	260,142	224,372
Zoom Video Communications, Inc., Class A*	4,483	326,609	268,890
		1,051,681	982,670
TOTAL COMMON STOCKS IN PUBLIC COMPANIES		6,913,792	6,516,996

	Acquisition Date	Shares/ Principal/Units	Cost	Value

COMMON STOCKS IN PRIVATE COMPANIES – 29.5%

AEROSPACE & DEFENSE - 8.7%
Space Exploration Technologies Corp.*(a)(b)(d)	10/31/23	23,810	2,000,000	2,000,000

DIVERSIFIED FINANCIAL SERVICES - 4.3%
Blockdaemon, Inc.*(a)(b)	6/27/23	217,865	1,020,000	976,035

ENTERTAINMENT - 2.4%
Discord Inc.*(a)(b)	11/14/22	2,220	658,600	549,694

INTERNET - 1.9%
X Holdings, Inc. (Twitter)*(a)(b)	10/28/22	1,000	1,000,000	431,734

SOFTWARE - 12.2%
Databricks, Inc.*(a)(b)(c)	9/23/22	27,922	400,000	2,052,280
Epic Games, Inc.*(a)(b)(d)	9/23/22	1,631	1,022,829	757,416
			1,422,829	2,809,696
TOTAL COMMON STOCKS IN PRIVATE COMPANIES			6,101,429	6,767,159

PREFERRED STOCKS IN PRIVATE COMPANIES – 31.3%

AEROSPACE & DEFENSE - 2.1%
Axiom Space, Inc, Series C*(a)(b)	4/12/23	2,960	500,033	489,998

COMPUTERS - 2.1%
Hammerspace, Inc., Series A-1*(a)(b)	7/26/23	511,456	499,999	470,540

HEALTHCARE PRODUCTS - 4.7%
Freenome, Inc., Series E*(a)(b)	9/23/22	85,711	999,990	1,083,387

Schedule of Investments (continued)

ARK Venture Fund

October 31, 2023 (Unaudited)

	Acquisition Date	Shares/ Principal/Units	Cost	Value

SOFTWARE - 17.1%
Anthropic, Inc., Series C-1*(a)(b)	3/31/23	89,078	$1,049,998	$1,084,970
Mythical, Inc., Series C-1*(a)(b)	4/11/23	60,415	500,001	488,153
Replit, Inc., Series B-1*(a)(b)	1/23/23	25,385	1,000,000	1,092,824
Shield AI Inc., Series F*(a)(b)	10/06/23	22,838	999,985	999,985
Sortium, Inc.*(a)(b)	9/27/23	61,111	250,000	250,000
			3,799,984	3,915,932

TRANSPORTATION - 5.3%
Flexport, Inc., Series A*(a)(b)	9/23/22	49	670	390
Flexport, Inc., Series B-1*(a)(b)	9/23/22	4,940	67,524	39,372
Flexport, Inc., Series C*(a)(b)	9/23/22	24,640	336,798	196,381
Zipline International, Inc., Series F*(a)(b)	5/30/23	24,877	999,983	985,378
			1,404,975	1,221,521
TOTAL PREFERRED STOCKS IN PRIVATE COMPANIES			7,204,981	7,181,378

SIMPLE AGREEMENT TO PURCHASE EQUITY IN PRIVATE COMPANIES – 6.4%

COMMERCIAL SERVICES - 2.0%
Critical Ideas, Inc. (Chipper Cash)*(a)(b)	9/23/22	400,000	400,000	459,720

SOFTWARE - 4.4%
Graft, Inc.*(a)(b)	10/30/23	250,000	250,000	250,000
Pave Financial, Inc.*(a)(b)	8/16/23	500,000	500,000	500,000
Tilda Technologies, Inc (Humata AI)*(a)(b)	6/27/23	250,000	250,000	264,050
			1,000,000	1,014,050
TOTAL SIMPLE AGREEMENT TO PURCHASE EQUITY IN PRIVATE COMPANIES			1,400,000	1,473,770

CONVERTIBLE NOTE IN PRIVATE COMPANIES – 2.2%

COMMERCIAL SERVICES - 2.2%
Critical Ideas, Inc. (Chipper Cash) 10%, 02/25/25 PIK (a)(b)(e)	8/25/23	500,000	500,000	500,000
TOTAL CONVERTIBLE NOTE IN PRIVATE COMPANIES			500,000	500,000

	Shares/ Principal/Units	Cost	Value

MONEY MARKET FUND – 0.4%
Goldman Sachs Financial Square Treasury Obligations Fund, 5.26% (f)	94,367	94,367	94,367
TOTAL INVESTMENTS – 98.2%		22,214,569	22,533,670
Other Assets in Excess of Liabilities–1.8%			403,248
Net Assets–100.0%			$22,936,918

*	Non-income producing security

(a)	Investment fair valued by ARK Investment Management LLC (the “Adviser”) in accordance with the Adviser’s valuation policies and procedures that were reviewed by, and are subject to the oversight of, the Board of Trustees. For fair value measurement disclosure purposes, investment is classified as Level 3.
(b)	Restricted security; security may not be publicly sold without registration under the Securities Act of 1933, as amended. As of October 31, 2023, total investments in restricted securities were $15,922,307 and are classified as Level 3.
(c)	The Fund held a $400,000 simple agreement to purchase equity in Mosaic ML, Inc. which was acquired by Databricks, Inc. effective July 12, 2023. The acquisition was an all-stock transaction where the Fund received 26,371 common shares of Databricks, Inc. with an additional indemnity holdback of 1,551 common shares set to be released on October 28, 2024.
(d)	These securities have been purchased through unaffiliated Special Purpose Vehicles (“SPVs”) in which the Fund has a direct investment of ownership units of the SPVs. The shares, cost basis and fair value stated are determined based on the underlying securities purchased by the SPV and the Fund’s ownership percentage.
(e)	PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
(f)	Rate shown represents annualized 7-day yield as of October 31, 2023.

October 31, 2023 (Unaudited)

Fair value measurements

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund's own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s investments as of October 31, 2023:

Investment in Securities	Level 1	Level 2	Level 3	Total
Common Stocks in Public Companies‡	$6,516,996	$–	$–	$6,516,996
Preferred Stocks in Private Companies‡	–	–	7,181,378	7,181,378
Simple Agreement to Purchase Equity in Private Companies‡	–	–	1,473,770	1,473,770
Common Stocks in Private Companies‡	–	–	6,767,159	6,767,159
Convertible Note in Private Companies‡			500,000	500,000
Money Market Fund	94,367	–	–	94,367
Total	$6,611,363	$–	$15,922,307	$22,533,670

‡	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented below:

	Common Stocks In Private Companies	Preferred Stocks In Private Companies	Simple Agreement To Purchase Equity In Private Companies	Convertible Note In Private Companies	Total
Beginning balance at August 1, 2023	$4,632,310	$6,530,789	$740,120	–	$11,903,219
Purchases	2,298,600	1,249,985	750,000	$500,000	4,798,585
Sales	–	–	–	–	–
Transfer into Level 3	–	–	–	–	–
Transfer out of Level 3	–	–	–	–	–
Net Realized Gain (Loss)	–	–	–	–	–
Net Change in Unrealized Appreciation (Depreciation)	(163,751)	(599,396)	(16,350)	–	(779,497)
Ending balance at October 31, 2023	$6,767,159	$7,181,378	$1,473,770	$500,000	$15,922,307

Net Change in Unrealized Appreciation (Depreciation) on Level 3 securities still held as of October 31, 2023	(163,751)	(599,396)	(16,350)	–	(779,497)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2023.

Asset Type	Fair Value at October 31, 2023	Valuation Approach	Significant Unobservable Inputs	Impact to value if Input Increases*	Range	Weighted Average
Preferred Stocks in Private Companies	$7,181,378	Market Approach	Precedent Transaction	Increase	N/A	NA
			Market Movement	Increase	-5.69% - 8.50%	3.03%
Common Stocks in Private Companies	6,767,159	Market Approach	Precedent Transaction	Increase	N/A	N/A
			Market Movement	Increase	-5.34% - -2.40%	-3.48%
Simple Agreement to Purchase Equity in Private Companies	1,473,770	Market Approach	Precedent Transaction	Increase	N/A	N/A
			Market Movement	Increase	5.62% - 14.93%	11.53%
Convertible Note in Private Companies	500,000	Market Approach	Precedent Transaction	Increase	N/A	N/A

*	Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.